CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Millions		Equity attributable to controlling company	Outstanding shares, Capital nominal value [1]	Inflation adjustment	Contributed Surplus	Legal	Special reserve for IFRS implementation	Facultative [2]	Other comprehensive results	Retained earnings	Equity attributable to non- controlling interest Credipay	[6]	Equity attributable to non- controlling interest		Credipay	[6]	Total
Beginning balances at Dec. 31, 2021		$ 8,720,971	$ 2,154	$ 2,281,597	$ 5,866,367	$ 128,917	$ 49,683	$ 483,184	$ (229,410)	$ 138,479			$ 138,103				$ 8,859,074
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Reserves constitution						6,584		133,011		(139,595)
- Reserves reallocation					(246,298)			246,298
- Dividends	[3]	(374,325)						(374,325)									(374,325)
Dividends to non-controlling shareholders	[3]								(1,116)	1,116			(10,510)				(10,510)
Comprehensive income:
Net income (loss) for the year		(1,718,966)								(1,718,966)			18,137				(1,700,829)
Other comprehensive income (loss)		(41,232)							(41,232)				(11,644)				(52,876)
Total comprehensive income (loss) for the year		(1,760,198)							(41,232)	(1,718,966)			6,493				(1,753,705)
Ending balances at Dec. 31, 2022		6,586,448	2,154	2,281,597	5,620,069	135,501	49,683	488,168	(271,758)	(1,718,966)			134,086				6,720,534
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Absorption of retained earnings (losses) and reserve reclassification					(84,257)					257,730
- Reserves constitution								546,655		(546,655)
- Specific loss allocation					(2,265,621)					2,265,621
- Dividends	[3]	(277,404)						(277,404)									(277,404)
Dividends to non-controlling shareholders	[3]												(10,677)				(10,677)
Subsidiary acquisition	[4]												(5)				(5)
Subsidiary call option	[5]	(1,567)							(1,567)								(1,567)
Comprehensive income:
Net income (loss) for the year		(684,523)								(684,523)			21,362				(663,161)
Other comprehensive income (loss)		134,865							134,865				61,206				196,071
Total comprehensive income (loss) for the year		(549,658)							134,865	(684,523)			82,568				(467,090)
Ending balances at Dec. 31, 2023		5,757,819	2,154	2,281,597	3,354,448	135,501	49,683	757,419	(138,460)	(684,523)			205,972				5,963,791
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Absorption of retained earnings (losses) and reserve reclassification	[1]				(205,624)			(478,899)		684,523
- Dividends	[3]	(144,962)						(144,962)									(144,962)
Dividends to non-controlling shareholders	[3]												(12,720)				(12,720)
Subsidiary acquisition											$ 788		2,297	[7]	$ 788		2,297	[7]
Transaction non-controlling interest	[8]	(32,080)							(32,080)				(3,035)				(35,115)
Comprehensive income:
Net income (loss) for the year		1,234,786								1,234,786			25,427				1,260,213
Other comprehensive income (loss)		(198,916)							(198,916)				(84,836)				(283,752)
Total comprehensive income (loss) for the year		1,035,870							(198,916)	1,234,786			(59,409)				976,461
Ending balances at Dec. 31, 2024		$ 6,616,647	$ 2,154	$ 2,281,597	$ 3,148,824	$ 135,501	$ 49,683	$ 133,558	$ (369,456)	$ 1,234,786			$ 133,893				$ 6,750,540

[1]	See Note 21.
[2]	Corresponds to the Facultative Reserve to maintain the capital investments level and the current level of solvency.
[3]	See Note 4.b).
[4]	Correspond to Ubiquo’s acquisition. See Note 1.b).
[5]	This operation represents a transaction between controlling and non-controlling stockholders related to the extension of the purchase option of Adesol’s special purpose entities. Therefore. the payments made by the subsidiary Adesol were recognized directly in “Other comprehensive income (loss)” within equity attributable to controlling company.
[6]	Correspond to the establish of a new company, CrediPay. See Note 1.b).
[7]	Corresponds to the exercise of the Naperville call option. See Note 28.2.1.
[8]	See Note 28.2.2.